Debt - Financial Covenant Table (Details)	Jul. 08, 2014 Viper Energy Partners LP [Member] Subsequent Event [Member] Revolving Credit Facility [Member] Wells Fargo [Member]	Jun. 30, 2014 Maximum [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Maximum [Member]	Jun. 30, 2014 Minimum [Member]	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 Minimum [Member]
Line of Credit Facility [Line Items]
Ratio of total debt to EBITDAX	4.0	4.0	4.0	4.0
Ratio of current assets to liabilities, as defined in the credit agreement	1.0				1.0	1.0	1.0